Short-Term Debt (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Short-term debt carrying balance	$ 0	$ 22,115
Loan forgiveness provisions description	The Company has a Canada Emergency Business Account (CEBA), which is not subject to an interest rate until after December 31, 2022 and has loan forgiveness provisions whereby 25% of the loan principal will be forgiven if 75% of the loan principal is repaid prior to December 31, 2022.